Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 1,751	$ 2,073	$ 3,501	$ 4,521
Profit (loss), attributable to owners of parent	(129)	1,792	2,134	10,010
Adjustment to profit (loss) for preference share dividends	1	1	1	1
Loss (gain) on redemption of other changes, equity, net of tax	0	0	(10)	0
Profit (loss), attributable to ordinary equity holders of parent entity	(130)	$ 1,791	$ 2,143	$ 10,009
Subsequent Event1
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 748
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	16,590,173,000	17,523,778,000	16,670,999,000	17,706,388,000
Adjusted weighted average number of ordinary shares outstanding	16,590,173,000	17,900,984,000	17,090,967,000	18,068,256,000
Number Of Shares Outstanding And Reserved For Future Issuance	16,491,420,000	17,379,366,000	16,491,420,000	17,379,366,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded	374,406,000
Number of shares issued	16,608,133,770		16,608,133,770		17,174,461,587
Treasury stock, shares	722,282,438		722,282,438		726,338,898
Ordinary shares [member] | Authority granted at 2023 AGM
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(116,000,000)
Ordinary shares [member] | Authority granted at 2024 AGM
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(163,000,000)
Ordinary shares [member] | Subsequent Event1
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(125,000,000)
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	2,765,028,000	2,920,629,000	2,778,499,000	2,951,064,000
Adjusted weighted average number of ordinary shares outstanding	2,765,028,000	2,983,497,000	2,848,494,000	3,011,376,000
Number Of Shares Outstanding And Reserved For Future Issuance	2,748,570,000	2,896,561,000	2,748,570,000	2,896,561,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded	62,401,000